o GOF PA-2


                       SUPPLEMENT DATED SEPTEMBER 1, 2005
        TO THE CURRENTLY EFFECTIVE PROSPECTUS OF EACH OF THE LISTED FUNDS


                 FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.

                          FRANKLIN CAPITAL GROWTH FUND

                         FRANKLIN CUSTODIAN FUNDS, INC.
                              Franklin Growth Fund
                              Franklin Income Fund
                    Franklin U.S. Government Securities Fund
                             Franklin Utilities Fund

                      FRANKLIN GOLD & Precious Metals Fund

                           FRANKLIN HIGH INCOME TRUST
                         Franklin's AGE High Income Fund

                       FRANKLIN INVESTORS SECURITIES TRUST
                    Franklin Floating Rate Daily Access Fund
            Franklin Limited Maturity U.S. Government Securities Fund
                           Franklin Total Return Fund
                            Franklin Real Return Fund

                        FRANKLIN MUTUAL SERIES FUND INC.
                               Mutual Beacon Fund
                              Mutual Discovery Fund
                              Mutual European Fund
                         Mutual Financial Services Fund
                              Mutual Qualified Fund
                               Mutual Shares Fund

                          FRANKLIN MUTUAL RECOVERY FUND

                     FRANKLIN NEW YORK TAX-FREE INCOME FUND

                    FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
                  Franklin Templeton Corefolio Allocation Fund
                Franklin Templeton Founding Funds Allocation Fund
                 Franklin Templeton Perspectives Allocation Fund

                         FRANKLIN TEMPLETON GLOBAL TRUST
                      Franklin Templeton Hard Currency Fund

                     FRANKLIN TEMPLETON INTERNATIONAL TRUST
                    Templeton Foreign Smaller Companies Fund
                        Templeton Global Long-Short Fund

                         FRANKLIN VALUE INVESTORS TRUST
                     Franklin Balance Sheet Investment Fund
                          Franklin Small Cap Value Fund
                           Franklin MidCap Value Fund

                          INSTITUTIONAL FIDUCIARY TRUST
                 Franklin Structured Large Cap Core Equity Fund
                Franklin Structured Large Cap Growth Equity Fund

                           TEMPLETON CHINA WORLD FUND

                       TEMPLETON DEVELOPING MARKETS TRUST

                              TEMPLETON FUNDS, INC.
                             Templeton Foreign Fund

                        TEMPLETON GLOBAL INVESTMENT TRUST
              Franklin Templeton Non-U.S. Dynamic Core Equity Fund
                      Templeton International (Ex EM) Fund
                              Templeton Income Fund

                     TEMPLETON GLOBAL SMALLER COMPANIES FUND

                           TEMPLETON GROWTH FUND, INC.

                             TEMPLETON INCOME TRUST
                           Templeton Global Bond Fund

The prospectus is amended as follows:

I. UNDER THE SECTION "QUALIFIED INVESTORS," THE PARAGRAPH THAT BEGINS WITH "TRUST COMPANIES AND BANK TRUST DEPARTMENTS INVESTING IN..." IS REPLACED WITH THE FOLLOWING:

     o A trust company or bank trust department with an aggregate value of at least $1 million invested in Franklin Templeton funds beneficially owned by two or more owners who are customers of the trust company or bank trust department and over which the trust companies and bank trust departments have investment discretion. Accounts established as a single trust with at least $5 million in assets invested in Franklin Templeton funds may buy Advisor Class or Class Z shares.



                Please keep this supplement for future reference.